Note 31 - Related party transactions - Transactions Carried Out With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue, related party transactions	$ 289,083	$ 362,629	$ 198,908
Purchases of goods and services, related party transactions	548,763	758,443	350,951
Income from joint ventures in related party transactions	5,645	3,804	2,867
Amounts receivable (payable), related party transactions	73,088	(8,006)
Finance lease liabilities from associated companies	(1,459)	(1,650)
Finance lease liabilities from other related parties	(375)	(483)
Financial debt related parties	(1,834)	(2,133)
Techint Holdings S.àr.l. [Member]
Disclosure of transactions between related parties [line items]
Dividend distributed related party transactions	385,347	321,122	192,673
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	56,152	100,019	71,879
Sales of services to related parties	1,564	1,472	1,164
Purchases of goods to related parties	324,556	555,257	225,319
Purchases of services to related parties	13,349	13,759	9,763
Divicend received related party transactions	69,216	64,189	78,926
Receivables from non-consolidated parties	7,589	9,012
Payables to non-consolidated parties	(21,012)	(113,738)
Other related parties [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	121,679	151,884	76,467
Sales of services to related parties	109,553	109,123	49,268
Purchases of goods to related parties	61,366	51,040	32,453
Purchases of services to related parties	76,751	36,767	13,806
Receivables from non-consolidated parties	62,986	78,370
Payables to non-consolidated parties	(11,488)	(13,283)
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Sales of services to related parties	135	131	130
Purchases of goods to related parties	72,741	101,620	69,610
Income from joint ventures in related party transactions	5,645	3,804	$ 2,867
Receivables from non-consolidated parties	63,374	60,123
Payables to non-consolidated parties	$ (28,361)	$ (28,490)